25. Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Borrowings
	12.31.19	12.31.18
Non-current
Corporate notes (1)	8,197,429	9,610,574
Borrowing	-	1,449,283
Total non-current	8,197,429	11,059,857

Current
Interest from corporate notes	143,462	169,175
Borrowing	1,515,774	1,487,624
Total current	1,659,236	1,656,799

(1)   Net of debt issuance, repurchase and redemption expenses.

The fair values of the Company’s non-current borrowings as of December 31, 2019 and 2018 amount approximately to $ 7,947.3 million and $ 9,936.5 million, respectively. Such values were determined on the basis of the estimated market price of the Company’s Corporate Notes at the end of each year. The applicable fair value category is Level 1 category.

The Company’s borrowings are denominated in the following currencies:

	12.31.19	12.31.18
US dollars	9,856,665	12,716,656
	9,856,665	12,716,656

The maturities of the Company’s borrowings and its exposure to interest rate are as follow:

	12.31.19	12.31.18
Fixed rate
Less than 1 year	143,462	169,175
From 2 to 5 years	8,197,429	9,610,574
	8,340,891	9,779,749
Floating rate
Less than 1 year	1,515,774	1,487,624
From 1 to 2 years	-	1,449,283
From 2 to 5 years	-	-
	1,515,774	2,936,907
	9,856,665	12,716,656

The roll forward of the Company’s borrowings during the year was as follows:

	12.31.19	12.31.18
Balance at beginning of the year	12,716,656	9,678,949
Proceeds from borrowings	-	-
Payment of borrowings' interests	(1,134,828)	(1,003,605)
Paid from repurchase of Corporate Notes	(1,531,033)	(577,437)
Payment of borrowings	(1,593,024)	-
Gain from repurchase of Corporate Notes	(456,884)	(6,980)
Exchange diference and interest accrued	6,687,379	9,432,905
Result from exposure to inlfation	(4,831,601)	(4,807,176)

Balance at the end of year	9,856,665	12,716,656

Corporate Notes programs

The Company is included in a Corporate Notes program, the relevant information of which is detailed below:

Debt issued in United States dollars

				Million of USD			Million of $
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.18	Debt repurchase	Debt structure at 12.31.19	At 12.31.19
Fixed Rate Par Note	9	9.75	2022	161.65	(29.08)	132.57	8,197.43
Total				161.65	(29.08)	132.57	8,197.43

				Million of USD			Million of $
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.17	Debt repurchase	Debt structure at 12.31.18	At 12.31.18
Fixed Rate Par Note	9	9.75	2022	171.87	(10.22)	161.65	9,610.57
Total				171.87	(10.22)	161.65	9,610.57

The main covenants are the following:

                 i.   Negative Covenants

The terms and conditions of the Corporate Notes include a number of negative covenants that limit the Company’s actions with regard to, among others, the following:

- encumbrance or authorization to encumber its property or assets;

- incurrence of indebtedness, in certain specified cases;

- sale of the Company’s assets related to its main business;

- carrying out of transactions with shareholders or related companies;

- making certain payments (including, among others, dividends, purchases of edenor’s common shares or payments on subordinated debt).

                ii.   Suspension of Covenants:

Certain negative covenants stipulated in the terms and conditions of the Corporate Notes will be suspended or adapted if:

- the Company’s long-term debt rating is raised to Investment Grade, or the Company’s Debt Ratio is equal to or lower than 3.

- If the Company subsequently losses its Investment Grade rating or its Debt Ratio is higher than 3, as applicable, the suspended negative covenants will be once again in effect.

At the date of issuance of these financial statements, the previously mentioned ratios have been complied with.

In fiscal year 2019, the Company repurchased at market prices, in successive transactions, “Fixed Rate Class 9 Par Corporate Notes” due 2022, for an amount of USD 29.1 million nominal value.